OTHER INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other Income and Expenses [Abstract]
Rental income	$ 2,119	$ 3,975	$ 4,704	$ 8,099
Unrealized (loss) gain on foreign currency denominated borrowings	(1,052)	5,814	(3,347)	7,305
Realized gain on fair value hedges	490	0	468	0
Unrealized (loss) on fair value hedges	(616)	(1)	(100)	(1)
Non-cash realized gain on foreign currency denominated borrowings	0	0	0	1,029
Gain (loss) on investments	70	(1,939)	867	(3,608)
Non-service components of net periodic pension benefit (costs)	226	249	(397)	2,499
(Loss) gain on contingent consideration	(18)	(16)	37	(41)
Other		20	672
Other	(90)			(4,716)
Other income, net	$ 1,129	$ 8,102	$ 2,904	$ 10,566